Derivative Liability (Details 1)	12 Months Ended
Dec. 31, 2017 CAD ($) Year
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of related warrants outstanding | $	$ 3,655,690
Risk-free interest rate	1.52%
Expected term (in years) | Year	259
Expected share price volatility	60.00%
Black-Scholes Option Pricing Model [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value of related warrants outstanding | $	$ 3,469,421
Risk-free interest rate	1.52%
Expected term (in years) | Year	3,015
Expected share price volatility	60.00%